Supplemental Condensed Combining Information	3 Months Ended
Mar. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

15. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% Senior Notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by FMCH and D-GmbH, together the (“Guarantor Subsidiaries”). The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition of the Company, on a consolidated basis at March 31, 2016 and December 31, 2015 and its results of operations and cash flows for the three-months periods ended March 31, 2016 and 2015. The following combining financial information for the Company is at March 31, 2016 and December 31, 2015 and for the three-months periods ended March 31, 2016 and 2015, segregated between FMC US Finance as issuer, the Company, D-GmbH and FMCH as guarantors, and the Company’s other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the three months ended March 31, 2016
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Net revenue	$-	$-	$455.186	$-	$4.544.920	$(794.778)	$4.205.328
Cost of revenue	-	-	284.280	-	3.392.016	(788.617)	2.887.679
Gross profit	-	-	170.906	-	1.152.904	(6.161)	1.317.649
Operating expenses (income):
Selling, general and administrative(1)	-	58.173	50.561	(66.787)	688.580	9.357	739.884
Research and development	-	-	20.554	-	16.920	-	37.474
Operating (loss) income	-	(58.173)	99.791	66.787	447.404	(15.518)	540.291
Other (income) expense:
Interest, net	(1.770)	46.141	(361)	58.535	2.744	-	105.289
Other, net	-	(337.932)	63.358	(194.944)	-	469.518	-
Income (loss) before income taxes	1.770	233.618	36.794	203.196	444.660	(485.036)	435.002
Income tax expense (benefit)	642	5.602	26.230	3.255	165.584	(63.008)	138.305
Net Income (loss)	1.128	228.016	10.564	199.941	279.076	(422.028)	296.697
Net Income attributable to noncontrolling interests	-	-	-	-	68.681	-	68.681
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1.128	$228.016	$10.564	$199.941	$210.395	$(422.028)	$228.016

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the three months ended March 31, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Net revenue	$-	$-	$462.599	$-	$4.254.782	$(757.454)	$3.959.927
Cost of revenue	-	-	297.165	-	3.240.912	(762.200)	2.775.877
Gross profit	-	-	165.434	-	1.013.870	4.746	1.184.050
Operating expenses (income):
Selling, general and administrative(1)	-	40.755	40.057	188.180	373.512	6.208	648.712
Research and development	-	-	16.605	-	14.287	46	30.938
Operating (loss) income	-	(40.755)	108.772	(188.180)	626.071	(1.508)	504.400
Other (income) expense:
Interest, net	(1.740)	51.302	(1.487)	58.281	(4.259)	11	102.108
Other, net	-	(309.666)	72.705	(159.299)	-	396.260	-
Income (loss) before income taxes	1.740	217.609	37.554	(87.162)	630.330	(397.779)	402.292
Income tax expense (benefit)	631	8.061	32.825	(97.229)	244.915	(51.342)	137.861
Net Income (loss)	1.109	209.548	4.729	10.067	385.415	(346.437)	264.431
Net Income attributable to noncontrolling interests	-	-	-	-	54.883	-	54.883
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1.109	$209.548	$4.729	$10.067	$330.532	$(346.437)	$209.548

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the three months ended March 31, 2016
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1.128	$228.016	$10.564	$199.941	$279.076	$(422.028)	$296.697
Gain (loss) related to cash flow hedges	-	2.740	-	-	1.827	-	4.567
Actuarial gain (loss) on defined benefit pension plans	-	99	1.677	5.946	155	-	7.877
Gain (loss) related to foreign currency translation	-	(141.670)	26.711	-	219.857	201	105.099
Income tax (expense) benefit related to components of other comprehensive income	-	(818)	(498)	(2.346)	(703)	-	(4.365)
Other comprehensive income (loss), net of tax	-	(139.649)	27.890	3.600	221.136	201	113.178
Total comprehensive income	$1.128	$88.367	$38.454	$203.541	$500.212	$(421.827)	$409.875
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	71.801	71.801
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1.128	$88.367	$38.454	$203.541	$500.212	$(493.628)	$338.074

	For the three months ended March 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1.109	$209.548	$4.729	$10.067	$385.415	$(346.437)	$264.431
Gain (loss) related to cash flow hedges	-	19.695	-	-	(12.743)	-	6.952
Actuarial gain (loss) on defined benefit pension plans	-	100	1.806	7.143	180	-	9.229
Gain (loss) related to foreign currency translation	-	(142.585)	(70.244)	-	81.329	4.067	(127.433)
Income tax (expense) benefit related to components of other comprehensive income	-	(5.678)	(535)	(2.818)	3.107	-	(5.924)
Other comprehensive income (loss), net of tax	-	(128.468)	(68.973)	4.325	71.873	4.067	(117.176)
Total comprehensive income	$1.109	$81.080	$(64.244)	$14.392	$457.288	$(342.370)	$147.255
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	50.930	50.930
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1.109	$81.080	$(64.244)	$14.392	$457.288	$(393.300)	$96.325

	At March 31, 2016
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$158	$0	$-	$568.873	$(51.262)	$517.770
Trade accounts receivable, less allowance for doubtful accounts	-	-	156.131	-	3.444.652	(690)	3.600.093
Accounts receivable from related parties	1.249.157	1.168.026	718.820	2.456.764	3.860.165	(9.214.656)	238.276
Inventories	-	-	272.156	-	1.272.925	(160.030)	1.385.051
Prepaid expenses and other current assets	-	75.145	75.480	1.433	1.216.805	37.036	1.405.899
Total current assets	1.249.158	1.243.329	1.222.587	2.458.197	10.363.420	(9.389.602)	7.147.089

Property, plant and equipment, net	-	642	286.481	-	3.398.611	(107.590)	3.578.144
Intangible assets	-	1.576	52.504	-	777.037	(80)	831.037
Goodwill	-	-	51.868	-	13.100.726	-	13.152.594
Deferred taxes	-	102.405	33.260	-	168.148	(127.330)	176.483
Other assets(1)	-	14.397.455	44.895	13.301.352	6.083.335	(32.645.551)	1.181.486
Total assets	$1.249.158	$15.745.407	$1.691.595	$15.759.549	$33.891.277	$(42.270.153)	$26.066.833

Current liabilities:
Accounts payable	$-	$3.514	$26.117	$-	$525.123	$-	$554.754
Accounts payable to related parties	-	260.530	537.428	1.653.500	5.686.584	(7.901.510)	236.532
Accrued expenses and other current liabilities	11.833	108.719	142.364	10.447	2.199.262	(13.230)	2.459.395
Short-term debt	-	285.055	-	-	115.510	(51.702)	348.863
Short-term debt from related parties	-	1.625.531	-	-	-	(1.561.547)	63.984
Current portion of long-term debt and capital lease obligations	-	26.772	-	200.000	451.703	-	678.475
Income tax payable	-	12.444	-	-	94.893	(1.547)	105.790
Total current liabilities	11.833	2.322.565	705.909	1.863.947	9.073.075	(9.529.536)	4.447.793

Long term debt and capital lease obligations, less current portion	1.156.370	690.120	-	2.080.706	6.544.377	(2.624.287)	7.847.286
Long term debt from related parties	-	2.380.738	-	2.749.047	-	(5.129.785)	-
Other liabilities	-	120.020	1.519	372.659	(40.520)	36.399	490.077
Pension liabilities	-	16.454	334.973	-	292.087	(31.136)	612.378
Income tax payable	1.444	25.777	-	-	13.205	133.237	173.663
Deferred taxes	-	-	-	-	636.123	(36.880)	599.243
Total liabilities	1.169.647	5.555.674	1.042.401	7.066.359	16.518.347	(17.181.988)	14.170.440

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	1.088.272	-	1.088.272
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	79.511	10.189.733	649.194	8.458.049	15.901.411	(25.088.165)	10.189.733
Noncontrolling interests not subject to put provisions	-	-	-	-	618.388	-	618.388
Total equity	79.511	10.189.733	649.194	8.458.049	16.519.799	(25.088.165)	10.808.121
Total liabilities and equity	$1.249.158	$15.745.407	$1.691.595	$15.759.549	$33.891.277	$(42.270.153)	$26.066.833

(1) Other assets are presented net of investment in equity method investees.

	At December 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$2	$448	$5.055	$-	$544.443	$(448)	$549.500
Trade accounts receivable, less allowance for doubtful accounts	-	-	144.105	-	3.140.355	736	3.285.196
Accounts receivable from related parties	1.266.557	985.449	682.359	2.434.976	4.002.451	(9.153.507)	218.285
Inventories	-	-	233.012	-	1.256.252	(148.513)	1.340.751
Prepaid expenses and other current assets	-	91.902	60.024	983	1.186.883	34.923	1.374.715
Total current assets	1.266.559	1.077.799	1.124.555	2.435.959	10.130.384	(9.266.809)	6.768.447

Property, plant and equipment, net	-	595	267.926	-	3.260.604	(103.551)	3.425.574
Intangible assets	-	1.653	51.593	-	777.319	(76)	830.489
Goodwill	-	-	49.599	-	12.983.151	-	13.032.750
Deferred taxes	-	91.392	27.626	-	221.211	(151.396)	188.833
Other assets (1)	-	13.950.467	43.452	13.256.088	6.372.300	(32.503.146)	1.119.161
Total assets	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

Current liabilities:
Accounts payable	$-	$7.233	$22.914	$-	$597.681	$-	$627.828
Accounts payable to related parties	-	277.986	497.410	1.668.390	5.386.272	(7.677.035)	153.023
Accrued expenses and other current liabilities	29.771	61.216	118.047	15.527	2.285.939	(7.363)	2.503.137
Short-term debt	-	-	-	-	109.700	(448)	109.252
Short-term debt from related parties	-	1.757.402	-	-	-	(1.738.350)	19.052
Current portion of long-term debt and capital lease obligations	-	25.228	-	200.000	439.107	-	664.335
Income tax payable	-	20.898	-	-	51.921	-	72.819
Total current liabilities	29.771	2.149.963	638.371	1.883.917	8.870.620	(9.423.196)	4.149.446

Long term debt and capital lease obligations, less current portion	1.157.603	663.515	-	2.113.544	6.657.108	(2.738.283)	7.853.487
Long term debt from related parties	-	2.276.600	-	2.680.741	-	(4.957.341)	-
Other liabilities	-	117.444	1.612	488.142	(176.998)	35.425	465.625
Pension liabilities	-	15.342	315.171	-	284.589	(29.774)	585.328
Income tax payable	801	11.900	-	-	22.060	127.739	162.500
Deferred taxes	-	-	-	-	693.815	(69.315)	624.500
Total liabilities	1.188.175	5.234.764	955.154	7.166.344	16.351.194	(17.054.745)	13.840.886

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	1.028.368	-	1.028.368
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	78.384	9.887.142	609.597	8.290.562	15.991.690	(24.970.233)	9.887.142
Noncontrolling interests not subject to put provisions	-	-	-	-	608.858	-	608.858
Total equity	78.384	9.887.142	609.597	8.290.562	16.600.548	(24.970.233)	10.496.000
Total liabilities and equity	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

(1) Other assets are presented net of investment in equity method investees.

	For the three months ended March 31, 2016
	Issuer	Guarantors
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
Operating Activities:
Net income (loss)	$1.128	$228.016	$10.564	$199.941	$279.076	$(422.028)	$296.697
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(199.337)	-	(194.944)	-	394.281	-
Depreciation and amortization	-	212	14.066	-	174.648	(7.143)	181.783
Change in deferred taxes, net	-	(8.435)	(4.559)	-	160	111	(12.723)
(Gain) loss on sale of fixed assets and investments	-	(14)	(69)	-	973	-	890
(Write Up) write-off loans from related parties	-	(410)	(5.326)	-	-	5.736	-
Compensation expense related to stock options	-	5.582	-	-	1.842	-	7.424
Investments in equity method investees, net	-	-	-	-	(16.349)	-	(16.349)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(5.260)	-	(261.807)	1.412	(265.655)
Inventories	-	-	(27.572)	-	1.701	6.629	(19.242)
Prepaid expenses and other current and non-current assets	-	57.627	(12.549)	(71.966)	72.513	911	46.536
Accounts receivable from / payable to related parties	19.205	(408.332)	108.844	8.185	363.507	(13.772)	77.637
Accounts payable, accrued expenses and other current and non-current liabilities	(17.938)	14.232	27.810	(5.080)	(169.991)	(570)	(151.537)
Income tax payable	642	3.798	-	3.255	28.438	(1.793)	34.340
Net cash provided by (used in) operating activities	3.037	(307.061)	105.949	(60.609)	474.711	(36.226)	179.801

Investing Activities:
Purchases of property, plant and equipment	-	(90)	(21.635)	-	(235.713)	7.260	(250.178)
Proceeds from sale of property, plant and equipment	-	20	134	-	3.766	-	3.920
Disbursement of loans to related parties	-	10.439	-	113.996	-	(124.435)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(17.233)	(45)	(500)	(90.514)	17.234	(91.058)
Proceeds from divestitures	-	-	-	-	216	-	216
Net cash provided by (used in) investing activities	-	(6.864)	(21.546)	113.496	(322.245)	(99.941)	(337.100)

Financing Activities:
Short-term borrowings, net	-	318.602	(89.521)	-	92.736	(51.702)	270.115
Long-term debt and capital lease obligations, net	(3.038)	(6.612)	-	(52.887)	(115.333)	124.435	(53.435)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(51.000)	-	(51.000)
Proceeds from exercise of stock options	-	1.904	-	-	640	-	2.544
Dividends paid	-	-	-	-	(16.083)	16.083	-
Capital increase (decrease)	-	-	-	-	3.463	(3.463)	-
Distributions to noncontrolling interest	-	-	-	-	(66.576)	-	(66.576)
Contributions from noncontrolling interest	-	-	-	-	13.299	-	13.299
Net cash provided by (used in) financing activities	(3.038)	313.894	(89.521)	(52.887)	(138.854)	85.353	114.947

Effect of exchange rate changes on cash and cash equivalents	-	(259)	63	-	10.818	-	10.622

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	(290)	(5.055)	-	24.430	(50.814)	(31.730)
Cash and cash equivalents at beginning of period	2	448	5.055	-	544.443	(448)	549.500
Cash and cash equivalents at end of period	$1	$158	$-	$-	$568.873	$(51.262)	$517.770

	For the three months ended March 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$1.109	$209.548	$4.729	$10.067	$385.415	$(346.437)	$264.431
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(182.438)	-	(159.299)	-	341.737	-
Depreciation and amortization	-	139	12.031	-	171.876	(8.192)	175.854
Change in deferred taxes, net	-	(6.791)	2.315	-	(49.326)	1.005	(52.797)
(Gain) loss on sale of fixed assets and investments	-	(14)	24	-	1.033	-	1.043
Compensation expense related to stock options	-	3.170	-	-	1.308	-	4.478
Investments in equity method investees, net	-	-	-	-	(3.797)	-	(3.797)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(3.247)	-	(105.878)	-	(109.125)
Inventories	-	-	(2.680)	-	(89.059)	(1.582)	(93.321)
Prepaid expenses and other current and non-current assets	-	(2.873)	(1.576)	188.956	(64.825)	16	119.698
Accounts receivable from / payable to related parties	19.211	(74.066)	50.864	44.936	(12.280)	(636)	28.029
Accounts payable, accrued expenses and other current and non-current liabilities	(17.938)	33.752	21.419	1.228	91.831	(344)	129.948
Income tax payable	632	(6.739)	-	(97.229)	77.633	8.532	(17.171)
Net cash provided by (used in) operating activities	3.014	(26.312)	83.879	(11.341)	403.931	(5.901)	447.270

Investing Activities:
Purchases of property, plant and equipment	-	(82)	(9.634)	-	(197.381)	5.901	(201.196)
Proceeds from sale of property, plant and equipment	-	20	68	-	3.491	-	3.579
Disbursement of loans to related parties	-	(562)	-	83.618	-	(83.056)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	-	(565)	-	(21.331)	-	(21.896)
Proceeds from divestitures	-	-	-	-	10.678	-	10.678
Net cash provided by (used in) investing activities	-	(624)	(10.131)	83.618	(204.543)	(77.155)	(208.835)

Financing Activities:
Short-term borrowings, net	-	20.607	(74.104)	-	65.841	-	12.344
Long-term debt and capital lease obligations, net	(3.015)	(6.757)	-	(72.277)	(59.997)	83.056	(58.990)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(156.250)	-	(156.250)
Proceeds from exercise of stock options	-	13.536	-	-	2.915	-	16.451
Distributions to noncontrolling interest	-	-	-	-	(62.015)	-	(62.015)
Contributions from noncontrolling interest	-	-	-	-	11.171	-	11.171
Net cash provided by (used in) financing activities	(3.015)	27.386	(74.104)	(72.277)	(198.335)	83.056	(237.289)

Effect of exchange rate changes on cash and cash equivalents	-	(520)	(636)	-	(10.923)	-	(12.079)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	(70)	(992)	-	(9.870)	-	(10.933)
Cash and cash equivalents at beginning of period	1	117	5.722	-	628.015	-	633.855
Cash and cash equivalents at end of period	$0	$47	$4.730	$-	$618.145	$-	$622.922